Consolidated Statements Of Changes In Shareholders' Equity - USD ($) $ in Millions	Total	Additional Paid-In Capital [Member]	Retained Earnings [Member]
Common stock, shares outstanding	117,202,000
Additional paid-in capital		$ 28.4
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (69.3)
Retained earnings	$ 1,011.3
Common stock issuances	64,107
Common stock repurchases	(3,288,795)
Performance and restricted stock units issued as common stock	931,364
Common stock issuances	$ 0.8
Common stock repurchases		(36.8)	$ (5.9)
Performance and restricted stock units expense (credit)		20.1	0.0
Other comprehensive income (loss)	29.3
Net Income (Loss) Attributable to Parent	26.1
Dividends paid	$ (43.5)
Common stock, shares outstanding	114,908,676
Additional paid-in capital		12.5
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (40.0)
Retained earnings	988.0
Total shareholders’ equity	$ 960.5
Common stock issuances	61,360
Common stock repurchases	(4,096,802)
Performance and restricted stock units issued as common stock	1,236,060
Common stock issuances	$ 0.8
Common stock repurchases		(28.9)	(26.3)
Performance and restricted stock units expense (credit)		17.1	(1.8)
Other comprehensive income (loss)	(10.6)
Net Income (Loss) Attributable to Parent	4.0
Dividends paid	$ (62.6)
Common stock, shares outstanding	112,109,294
Additional paid-in capital	$ 1.5	1.5
Accumulated Other Comprehensive Income (Loss), Net of Tax	(50.6)
Retained earnings	901.3
Total shareholders’ equity	$ 852.2
Common stock issuances	109,090
Common stock repurchases	(352,700)
Performance and restricted stock units issued as common stock	1,123,037
Common stock issuances		1.0
Common stock repurchases		(3.9)	0.0
Performance and restricted stock units expense (credit)		20.8	$ 0.0
Other comprehensive income (loss)	$ (21.9)
Net Income (Loss) Attributable to Parent	35.3
Dividends paid	$ (57.3)
Common stock, shares outstanding	112,988,721
Additional paid-in capital	$ 19.4	$ 19.4
Accumulated Other Comprehensive Income (Loss), Net of Tax	(72.5)
Retained earnings	879.3
Total shareholders’ equity	$ 826.2